Profit Before Income Tax - Summary of Operating Expenses Directly Related to Investment Properties (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Direct operating expense from investment property [abstract]
Direct operating expenses of investment properties that generated rental income	$ 1,422,463	$ 51,278	$ 1,121,854	$ 1,232,826